Condensed Parent Company Information - Schedule of Condensed Statements of Operations and Comprehensive (Loss) Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 29, 2024 CNY (¥)	Feb. 29, 2024 USD ($)	Feb. 28, 2023 CNY (¥)	Feb. 28, 2022 CNY (¥)
Condensed Income Statements, Captions [Line Items]
Interest income, net	¥ 7,235	$ 1,005	¥ 2,284	¥ 3,230
Realized gain (loss) in investments	3,207	446	1,867	1,749
Unrealized holding (loss) gain in investments	3,910	543	(3,794)	(2,855)
Other income (expenses), net	(1,434)	(199)	1,401	(2,395)
(Loss) income before income taxes and loss from equity method investments	3,876	539	(32,495)	(60,139)
Loss from equity method investments				(36,750)
Net (loss) income attributable to Four Seasons Education (Cayman) Inc.	4,961	690	(29,666)	(113,462)
Foreign currency translation adjustments	9,347	1,299	38,526	(9,479)
Comprehensive (loss) income attributable to Four Seasons Education (Cayman) Inc.	14,308	1,989	8,860	(122,941)
Four Seasons Education (Cayman) Inc.
Condensed Income Statements, Captions [Line Items]
Operating expenses	(6,085)	(845)	(11,766)	(4,373)
Interest income, net	6,518	906	837
Realized gain (loss) in investments	3,207	446	1,867	1,749
Unrealized holding (loss) gain in investments	3,910	543	(3,794)	(2,855)
Other income (expenses), net	8	1	(618)	376
(Loss) Income from investments in subsidiaries, VIEs and VIEs' subsidiaries	(2,597)	(361)	(16,192)	(73,487)
(Loss) income before income taxes and loss from equity method investments	4,961	690	(29,666)	(78,590)
Loss from equity method investments				(34,872)
Net (loss) income attributable to Four Seasons Education (Cayman) Inc.	4,961	690	(29,666)	(113,462)
Foreign currency translation adjustments	9,347	1,299	38,526	(9,479)
Comprehensive (loss) income attributable to Four Seasons Education (Cayman) Inc.	¥ 14,308	$ 1,989	¥ 8,860	¥ (122,941)